OTHER EXPENSES (INCOME), NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 09, 2013	Dec. 31, 2012	Mar. 15, 2012
Other Income And Expenses [Line Items]
Investments in affiliated company	$ 20,130	$ 24,720	$ 24,720	$ 1,000
Investment in Juvenis Ltd. (Juvenis) [Member]
Other Income And Expenses [Line Items]
Investments in affiliated company					1,000
Investment in Iluminage Beauty [Member]
Other Income And Expenses [Line Items]
Investments in affiliated company	$ 20,130	$ 24,720	$ 24,720